Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Schedule of property, Plant and Equipment

	January 1,				December 31,
(in thousands of euros)	2020	Increases	Decreases	Others (1)	2020
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,748	108	0	—	4,856
Other property, plant and equipment	1,157	46	0	—	1,203
Property, plant and equipment in progress	—	137	—	—	137
Right of use(1)	252	—	—	(218)	34
Property, plant and equipment, gross	9,736	292	0	(218)	9,810
Depreciation and impairment of buildings	(1,542)	(196)	—	—	(1,737)
Depreciation and impairment of technical facilities, equipment and tooling	(3,396)	(386)	—	—	(3,782)
Depreciation and impairment of other property, plant and equipment	(874)	(102)	—	—	(976)
Depreciation and impairment of right of use	(203)	(32)	—	202	(33)
Depreciation and impairment	(6,015)	(716)	—	202	(6,528)
Property, plant and equipment, net	3,721	(424)	0	(16)	3,282
(1)	corresponding to early termination of lease contracts.

Changes during the period 2020 mainly correspond to depreciation expenses for €0.7 million.

	January 1,				December 31,
(in thousands of euros)	2021	Increases	Decreases	Others	2021
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,856	336	(75)	—	5,118
Other property, plant and equipment	1,203	223	(4)	—	1,422
Property, plant and equipment in progress	137	59	—	(137)	59
Right of use	34	143	(34)	—	143
Property, plant and equipment, gross	9,810	761	(113)	(137)	10,321
Depreciation and impairment of buildings	(1,737)	(194)	—	—	(1,931)
Depreciation and impairment of technical facilities, equipment and tooling	(3,782)	(384)	75	—	(4,091)
Depreciation and impairment of other property, plant and equipment	(976)	(116)	4	—	(1,087)
Depreciation and impairment of right of use	(33)	(16)	34	—	(14)
Depreciation and impairment	(6,528)	(709)	113	(137)	(7,124)
Property, plant and equipment, net	3,282	52	0	(274)	3,196

Changes during the period 2021 mainly correspond to acquisition of technical facilities, equipment, and tools for €0.3 million and acquisition of other property, plant and equipment for €0.2 million, offset by depreciation expenses for €0.7 million.

	January 1,				December 31,
(in thousands of euros)	2022	Increases	Decreases	Others	2022
Land	172	—	—	—	172
Buildings	3,407	86	(23)	—	3,470
Technical facilities, equipment and tooling	5,118	357	(18)	—	5,457
Other property, plant and equipment	1,422	97	—	—	1,519
Property, plant and equipment in progress	59	5	—	—	65
Right of use	143	5,109	—	7	5,259
Property, plant and equipment, gross	10,321	5,655	(41)	7	15,941
Depreciation and impairment of buildings	(1,931)	(196)	23	—	(2,104)
Depreciation and impairment of technical facilities, equipment and tooling	(4,091)	(355)	1	—	(4,446)
Depreciation and impairment of other property, plant and equipment	(1,087)	(128)	—	—	(1,216)
Depreciation and impairment of right of use	(14)	(776)	—	(0)	(790)
Depreciation and impairment	(7,124)	(1,455)	24	(0)	(8,555)
Property, plant and equipment, net	3,196	4,200	(17)	7	7,386